UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48457-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2011 (unaudited)

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
           COMMON STOCKS (99.1%)

           CONSUMER DISCRETIONARY (1.9%)
           -----------------------------
           INTERNET RETAIL (1.9%)
   11,030  Amazon.com, Inc.*                                         $    2,355
    8,150  Priceline.com, Inc.*                                           4,138
                                                                     ----------
                                                                          6,493
                                                                     ----------
           Total Consumer Discretionary                                   6,493
                                                                     ----------
           CONSUMER STAPLES (0.7%)
           ----------------------
           DRUG RETAIL (0.7%)
   65,680  CVS Caremark Corp.                                             2,384
                                                                     ----------
           HEALTH CARE (22.7%)
           -------------------
           BIOTECHNOLOGY (4.6%)
   34,100  3SBio, Inc. ADR*                                                 393
   48,500  Achillion Pharmaceuticals, Inc.*                                 308
   16,000  Acorda Therapeutics, Inc.*                                       349
   68,400  Alkermes plc*                                                  1,196
   70,100  Amylin Pharmaceuticals, Inc.*                                    808
   25,600  Ardea Biosciences, Inc.*(a)                                      510
   36,800  Arena Pharmaceuticals, Inc.*(a)                                   52
   16,300  Biogen Idec, Inc.*                                             1,897
   31,500  Celgene Corp.*                                                 2,042
   90,100  Exelixis, Inc.*                                                  697
   44,200  Immunogen, Inc.*                                                 600
   43,056  Incyte Corp.*                                                    593
   12,600  Ironwood Pharmaceuticals, Inc.*                                  171
   25,900  Momenta Pharmaceuticals, Inc.*                                   383
   30,400  NPS Pharmaceuticals, Inc.*                                       157
   16,500  Onyx Pharmaceuticals, Inc.*                                      675
   10,278  Pharmasset, Inc.*                                                724
   33,400  Progenics Pharmaceuticals, Inc.*                                 219
   25,500  Regeneron Pharmaceuticals, Inc.*                               1,410
   30,400  Rigel Pharmaceuticals, Inc.*                                     239
   61,740  Seattle Genetics, Inc.*                                        1,358
    6,100  Targacept, Inc.*                                                 107
   19,400  Vertex Pharmaceuticals, Inc.*                                    768
                                                                     ----------
                                                                         15,656
                                                                     ----------
           HEALTH CARE DISTRIBUTORS (1.9%)
   56,540  Cardinal Health, Inc.                                          2,503
   47,610  McKesson Corp.                                                 3,883
                                                                     ----------
                                                                          6,386
                                                                     ----------
           HEALTH CARE EQUIPMENT (4.0%)
   79,100  ABIOMED, Inc.*                                                 1,191
   58,600  China Medical Technologies, Inc. ADR*(a)                         293
   46,300  Covidien plc                                                   2,178
   13,800  DexCom, Inc.*                                                    135


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1  | USAA Science & Technology Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
    5,276   DiaSorin S.p.A.(b)                                       $      171
   16,900   Heartware International, Inc.*                                1,148
   29,700   Hologic, Inc.*                                                  479
    5,200   Hospira, Inc.*                                                  163
   73,800   Medtronic, Inc.                                               2,564
   42,900   St. Jude Medical, Inc.                                        1,673
   53,100   Stereotaxis, Inc.*(a)                                            62
   12,300   Stryker Corp.                                                   589
   26,800   Tornier N.V.*                                                   623
  943,000   Trauson Holdings Co. Ltd.(b)                                    258
   39,900   Volcano Corp.*                                                  995
   16,500   Zimmer Holdings, Inc.*                                          868
                                                                     ----------
                                                                         13,390
                                                                     ----------
            HEALTH CARE FACILITIES (0.2%)
   14,900   HCA Holdings, Inc.*                                             349
   44,532   Vanguard Health Systems, Inc.*                                  433
                                                                     ----------
                                                                            782
                                                                     ----------
            HEALTH CARE TECHNOLOGY (0.2%)
    9,840   Allscripts - Misys Healthcare Solutions, Inc.*                  189
      134   M3, Inc.(b)                                                     606
                                                                     ----------
                                                                            795
                                                                     ----------
            LIFE SCIENCES TOOLS & SERVICES (1.3%)
   40,900   Agilent Technologies, Inc.*                                   1,516
    9,400   Life Technologies Corp.*                                        382
   36,400   PAREXEL International Corp.*                                    802
   32,500   Thermo Fisher Scientific, Inc.*                               1,634
    3,100   Waters Corp.*                                                   248
                                                                     ----------
                                                                          4,582
                                                                     ----------
            MANAGED HEALTH CARE (3.3%)
   57,670   Aetna, Inc.                                                   2,293
   36,560   CIGNA Corp.                                                   1,621
  107,140   UnitedHealth Group, Inc.                                      5,142
   20,400   WellCare Health Plans, Inc.*                                  1,000
   18,790   WellPoint, Inc.                                               1,294
                                                                     ----------
                                                                         11,350
                                                                     ----------
            PHARMACEUTICALS (7.2%)
    3,390   Alk Abello A.S.(b)                                              201
   12,200   AstraZeneca plc ADR                                             585
   17,300   Auxilium Pharmaceuticals, Inc.*                                 269
   52,000   Bristol-Myers Squibb Co.                                      1,643
   75,300   Daiichi Sankyo Co. Ltd.(b)                                    1,464
   11,500   Dr. Reddy's Laboratories ADR                                    381
   34,200   Eisai Co. Ltd.(b)                                             1,359
  211,200   Elan Corp. plc ADR*                                           2,532
   13,600   Eli Lilly and Co.                                               505
   67,100   Forest Laboratories, Inc.*                                    2,100
   22,757   Laboratorios Almirall S.A.(b)                                   169
   61,900   Medicines Co.*                                                1,159
   74,600   Merck & Co., Inc.                                             2,574
   47,000   Mylan, Inc.*                                                    920
    4,000   Ono Pharmaceutical Co., Ltd.(b)                                 209
   30,100   Optimer Pharmaceuticals, Inc.*                                  430
   90,100   Pfizer, Inc.                                                  1,735
    2,500   Salix Pharmaceuticals Ltd.*                                      86
  107,100   Shionogi & Co. Ltd.(b)                                        1,456
   11,200   Simcere Pharmaceutical Group ADR*                               102
   49,543   Teva Pharmaceutical Industries Ltd. ADR                       2,024
   19,279   UCB S.A.(b)                                                     845
   20,600   Watson Pharmaceuticals, Inc.*                                 1,384

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                                                   Portfolio of Investments |  2

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   26,700   XenoPort, Inc.*                                          $      163
                                                                     ----------
                                                                         24,295
                                                                     ----------
            Total Health Care                                            77,236
                                                                     ----------
            INDUSTRIALS (1.1%)
            ------------------
            RESEARCH & CONSULTING SERVICES (1.1%)
   99,625   Huron Consulting Group, Inc.*                                 3,588
                                                                     ----------
            INFORMATION TECHNOLOGY (72.7%)
            ------------------------------
            APPLICATION SOFTWARE (3.1%)
   46,898   Citrix Systems, Inc.*                                         3,416
   37,530   Informatica Corp.*                                            1,708
   46,700   Qlik Technologies, Inc.*                                      1,334
   30,153   Salesforce.com, Inc.*                                         4,015
                                                                     ----------
                                                                         10,473
                                                                     ----------
            COMMUNICATIONS EQUIPMENT (8.8%)
1,202,000   AAC Acoustic Technologies Holdings, Inc.(b)                   2,763
   59,120   Aruba Networks, Inc.*                                         1,401
  164,300   Calix, Inc.*                                                  1,431
  450,290   Cisco Systems, Inc.                                           8,344
   16,840   F5 Networks, Inc.*                                            1,751
  148,052   High Tech Computer Corp.(b)                                   3,292
   61,800   Juniper Networks, Inc.*                                       1,512
  181,808   QUALCOMM, Inc.                                                9,381
                                                                     ----------
                                                                         29,875
                                                                     ----------
            COMPUTER HARDWARE (8.8%)
  650,000   Advantech Co. Ltd.(b)                                         1,772
   66,530   Apple, Inc.*                                                 26,930
   49,100   Hewlett-Packard Co.                                           1,307
                                                                     ----------
                                                                         30,009
                                                                     ----------
            COMPUTER STORAGE& PERIPHERALS (1.9%)
  263,610   EMC Corp.*                                                    6,461
                                                                     ----------
            DATA PROCESSING & OUTSOURCED SERVICES (10.0%)
   80,342   Alliance Data Systems Corp.*                                  8,230
  175,271   Automatic Data Processing, Inc.                               9,172
   59,595   ExlService Holdings, Inc.*                                    1,554
  102,655   Genpact Ltd.*                                                 1,658
  114,850   hiSoft Technology International Ltd. ADR*                     1,422
   49,940   Visa, Inc. "A"                                                4,658
  408,250   Western Union Co.                                             7,132
                                                                     ----------
                                                                         33,826
                                                                     ----------
            ELECTRONIC COMPONENTS (1.2%)
  512,000   E Ink Holdings, Inc.(b)                                       1,049
   42,900   Hamamatsu Photonics K.K.(b)                                   1,636
   50,000   Largan Precision Co. Ltd.(b)                                  1,110
    3,600   Universal Display Corp.*                                        168
                                                                     ----------
                                                                          3,963
                                                                     ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
  595,600   Chroma Ate, Inc.(b)                                           1,190
  301,000   Hitachi Ltd.(b)                                               1,616
                                                                     ----------
                                                                          2,806
                                                                     ----------
            ELECTRONIC MANUFACTURING SERVICES (0.6%)
  719,000   Hon Hai Precision Industry Corp. Ltd.(b)                      1,979
                                                                     ----------
            INTERNET SOFTWARE & SERVICES (9.0%)
  183,435   eBay, Inc.*                                                   5,839

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3  | USAA Science & Technology Fund

================================================================================

<CATPION>
                                                                         MARKET
NUMBER                                                                    VALUE
OF SHARES   SECURITY                                                      (000)
-------------------------------------------------------------------------------
   30,311   Google, Inc. "A"*                                        $   17,964
  101,000   Kakaku.com, Inc.(b)                                           3,995
   23,700   Sohu.com, Inc.*                                               1,431
   37,780   VeriSign, Inc.                                                1,212
                                                                     ----------
                                                                         30,441
                                                                     ----------
            IT CONSULTING & OTHER SERVICES (7.0%)
  103,801   Accenture plc "A"                                             6,255
   41,307   International Business Machines Corp.                         7,626
  494,158   Sapient Corp.                                                 6,108
   66,327   Teradata Corp.*                                               3,957
                                                                     ----------
                                                                         23,946
                                                                     ----------
            SEMICONDUCTOR EQUIPMENT (2.4%)
  190,500   ASM Pacific Technology Ltd.(b)                                2,091
  144,730   ASML Holding N.V.                                             6,069
                                                                     ----------
                                                                          8,160
                                                                     ----------
            SEMICONDUCTORS (8.3%)
  368,500   Applied Micro Circuits Corp.*                                 2,484
   39,990   Cavium Networks, Inc.*                                        1,307
   98,400   Linear Technology Corp.                                       3,179
  158,210   Maxim Integrated Products, Inc.                               4,139
   77,700   NVIDIA Corp.*                                                 1,150
  491,700   RF Micro Devices, Inc.*                                       3,609
    4,308   Samsung Electronics Co. Ltd.(b)                               3,737
  175,630   Spreadtrum Communications ADR                                 4,666
  133,000   Texas Instruments, Inc.                                       4,087
                                                                     ----------
                                                                         28,358
                                                                     ----------
            SYSTEMS SOFTWARE (10.0%)
  610,305   Microsoft Corp.                                              16,253
  544,900   Oracle Corp.                                                 17,856
                                                                     ----------
                                                                         34,109
                                                                     ----------
            TECHNOLOGY DISTRIBUTORS (0.7%)
1,036,000   Synnex Technology International Corp.(b)                      2,543
                                                                     ----------
            Total Information Technology                                246,949
                                                                     ----------
            Total Common Stocks (cost: $302,959)                        336,650
                                                                     ----------

            MONEY MARKET INSTRUMENTS (1.0%)

            MONEY MARKET FUNDS (1.0%)
3,228,317   State Street Institutional Liquid Reserve Fund,
              0.15% (c) (cost: $3,228)                                    3,228
                                                                     ----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.1%)

            MONEY MARKET FUNDS (0.1%)
  378,193   Fidelity Institutional Money Market Portfolio,
              0.15% (c) (cost: $378)                                        378
                                                                     ----------

            TOTAL INVESTMENTS (COST: $306,565)                       $  340,256
                                                                     ==========


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                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)
                                              QUOTED PRICES      (LEVEL 2)
                                                IN ACTIVE          OTHER         (LEVEL 3)
                                                 MARKETS        SIGNIFICANT     SIGNIFICANT
                                              FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                           ASSETS            INPUTS          INPUTS             TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $      301,138    $     35,512     $         --   $    336,650
Money Market Instruments:
  Money Market Funds                                  3,228              --               --          3,228
Short-Term Investments Purchased With Cash
Collateral From Securities Loaned:
  Money Market Funds                                    378              --               --            378
-----------------------------------------------------------------------------------------------------------
Total                                        $      304,744    $     35,512     $         --   $    340,256
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   COMMON STOCKS
--------------------------------------------------------------------------------
Balance as of July 31, 2011                                               $  410
Purchases                                                                      -
Sales                                                                        (39)
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                  (1,293)
Change in net unrealized appreciation/depreciation                           922
--------------------------------------------------------------------------------
Balance as of October 31, 2011                                            $    -
--------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, common stocks with a fair value of $40,601,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred

================================================================================

5  | USAA Science & Technology Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and, Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

6  | USAA Science & Technology Fund

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6.  Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $298,000.

E.  NEW ACCOUNTING PRONOUNCEMENTS --
------------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $51,501,000 and $17,810,000, respectively, resulting in net unrealized appreciation of $33,691,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $339,736,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at October 31, 2011.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of October 31, 2011.
(b) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

================================================================================

9  | USAA Science & Technology Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.